[Janus Letterhead]
August 16, 2013
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 190 and Amendment No. 173 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act. The Amendment relates only to the following series and classes:

Series	Class
Alternative Fund

Janus Diversified Alternatives Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Asset Allocation Funds

Janus Global Allocation Fund — Conservative	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Global Allocation Fund — Growth	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Global Allocation Fund — Moderate	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Fixed Income Funds

Janus Flexible Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Janus Global Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Janus High-Yield Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Janus Real Return Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Short-Term Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Mathematical Funds

INTECH Global Dividend Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

INTECH International Fund	Class A Shares, Class C Shares, Class I Shares, Class S Shares, Class T Shares

Series	Class
INTECH U.S. Core Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

INTECH U.S. Growth Fund	Class A Shares, Class C Shares, Class I Shares, Class S Shares, Class T Shares

INTECH U.S. Value Fund	Class A Shares, Class C Shares, Class I Shares, Class S Shares, Class T Shares

Money Market Funds

Janus Government Money Market Fund	Class D Shares, Class T Shares

Janus Money Market Fund	Class D Shares, Class T Shares

Value Funds

Perkins Large Cap Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Perkins Mid Cap Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class L Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Perkins Select Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Perkins Small Cap Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class L Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Perkins Value Plus Income Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and statements of additional information (“SAIs”) comprising the Amendment as follows:
•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated October 26, 2012, December 28, 2012, January 28, 2013, and April 1, 2013, as applicable.
As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(1) of the 1933 Act, the Amendment is scheduled to become effective on October 28, 2013.
Please call me at (303) 336-4132 with any comments, questions, or if you would like any additional information regarding this filing.
Respectfully,
/s/ Christine Scheel
Christine Scheel
Legal Counsel
Enclosures (via EDGAR and under separate cover)

cc:	Stephanie Grauerholz-Lofton, Esq. Larry Greene, Esq. Richard C. Noyes, Esq. Donna Brungardt